Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Debt [Member]
Subsequent Events [Line Items]
Schedule of Issuance of These Financial Statements

As for the date of the issuance of these financial statements, the refinanced short-term borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Interest	Pledged by assets listed below
Wuhu Jinsheng Rural Commercial Bank		9,990,000	7/02/2025	7/01/2026	3.80%	Yes
Agricultural Bank of China		3,500,000	7/17/2025	7/16/2026	3.00%	No
Shanghai Pudong Development Bank Wuhu Branch		7,500,000	8/19/2025	8/18/2026	3.60%	No
Bank of China		10,000,000	7/25/2025	7/24/2026	3.35%	Yes
Total	RMB	30,990,000